Intangible Asset, Net (Tables) - Successor [Member]	12 Months Ended
Mar. 31, 2019
Schedule of Intangible Assets

As of March 31, 2019 and 2018, intangible assets consisted of the following:

	As of March 31,
	2019	2018

Distribution Channel	$320,000	$320,000
Less: Accumulated Amortization	(72,000)	(40,000)
	$248,000	$280,000

Schedule of Impaired Intangible Assets

	Weighted Average Amortization Period (Years)	March 31, 2017 (Successor)	Acquisitions	Impairment Charges	March 31, 2018 (Successor)	Acquisitions	Impairment Charges	March 31, 2019 (Successor)

Distribution Channel	10	$320,000	-	-	320,000	-	-	320,000